Share-based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation [Abstract]
Share-based compensation expense	$ 5,333,860	$ 8,794,633	$ 10,145,101
Total Compensation Cost Not yet Recognized	$ 13,415,847
Weighted Average Period for Recognition	1.51